Related party transactions (Details) - CAD ($)		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Right of use assets		$ 3,701,000	$ 3,742,769	$ 4,102,552
Lease liabilities		2,988,542	3,985,026	$ 4,116,347
Property taxes			7,264
Common shares issued upon conversion of debt		2,712,375
Interest accretion on promissory notes		17,937	53,317
Loans repaid to related party		295,000
Trust beneficially owned by the controlling shareholder and CEO
Disclosure of transactions between related parties [line items]
Extension term of the lease	5 years
Prepayment of rent	$ 1,178,530
Right of use assets		1,328,557	1,350,487
Lease liabilities		221,496	1,218,958
Property taxes		258,042	266,581
Debt converted		903,000
Common shares issued upon conversion of debt		3,225,000
Interest payable on debt		58,050	0
Accretion amount of debt		0	0
Amount due to related party for expense report, salary and vacation payable		72,188	214,470
Interest accretion on promissory notes		17,937	$ 53,317
Loans repaid to related party		295,000
Amount due to related party for loans		$ 0